CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income/(loss)	$ (20,746,131)	$ (1,651,273)	$ (1,225,300)
Less: Net loss from discontinued operations	(8,360,322)	(957,955)	(1,992,602)
Net (loss)/income from continuing operations	(12,385,809)	(693,318)	767,302
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Impairment loss	2,123,904	835,344	0
Gain from disposal of intangible assets	(121,020)	0	(8,340)
Stock-based compensation	8,349,862	286,132	0
Changes in operating assets and liabilities, net of effect of acquisitions
Accounts receivable, net of allowance including net impact of acquisition of subsidiaries and VIE	380,510	835,533	(1,648,000)
Prepaid expenses and other current assets including net impact of acquisition of subsidiaries and VIE	(1,724,999)	(740,150)	204,830
Accrued expenses and other current liabilities including net impact of acquisition of subsidiaries and VIE	(241,143)	(161,626)	329,837
Other non-current liabilities	0	0	(29,540)
Net cash used in continuing operations	(3,618,695)	361,915	(383,911)
Net cash (used in)/provided by discontinued operations	(386,777)	(957,591)	(260,710)
Net cash used in operating activities	(4,005,472)	(595,676)	(644,621)
Cash flows from investing activities:
Digital assets received as payment	(5,864)	(17,863)	0
Digital assets used to pay expenses	2,174,319	7,571	0
Disposal of digital assets	425,988	0	0
Proceeds from disposal of subsidiaries, VIIE and VIE's subsidiaries, Net of cash disposed	0	0	516,930
Cash acquired from acquisition of subsidiary and VIE	0	0	0
Net cash (used in)/provided by continuing operations	2,594,443	(10,292)	516,930
Net cash used in discontinued operations	0	144	71,409
Net cash (used in)/provided by investing activities	2,594,443	(10,148)	588,339
Cash flows from financing activities:
Issuance of common stock	713,082	300,000	0
Borrowings	935,793	0	0
Cash paid for debt	(93,091)	0	0
Net cash provided by continuing operations	1,555,784	300,000	0
Net cash provided by discontinued operations	120,419	0	0
Net cash provided by financing activities	1,676,203	300,000	0
Effect of exchange rate changes by continuing operations	2,953	43,374	136,750
Effect of exchange rate changes by discontinued operations	403	2,022	(1,930)
Effect of exchange rate changes	3,356	45,396	134,820
Increase/(decrease) in cash and cash equivalents	268,530	(260,428)	78,538
Cash and cash equivalents, beginning of the year	174,783	435,211	356,673
Cash and cash equivalents of continuing operations, end of the year	440,636	142,557	281,486
Cash and cash equivalents of discontinued operations, end of the year	2,677	32,226	153,725
Cash and cash equivalents, end of the year	443,313	174,783	435,211
Supplement disclosure of cash flow information:
Interest paid	$ 0	$ 4	$ 210,752